Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Future maturities lease Liabilities - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Lease associated to:
Total	$ 109,756	$ 102,288
Demand [Member]
Lease associated to:
Total
Up to 1 month [Member]
Lease associated to:
Total	2,378	2,967
Over 1 month and up to 3 months [Member]
Lease associated to:
Total	4,704	5,848
Over 3 months and up to 12 months [Member]
Lease associated to:
Total	17,950	20,638
Over 1 year and up to 3 years [Member]
Lease associated to:
Total	39,110	31,845
Over 3 years and up to 5 years [Member]
Lease associated to:
Total	29,654	19,378
Over 5 years [Member]
Lease associated to:
Total	15,960	21,612
Buildings [Member]
Lease associated to:
Total	76,906	92,907
Buildings [Member] | Demand [Member]
Lease associated to:
Total
Buildings [Member] | Up to 1 month [Member]
Lease associated to:
Total	1,737	1,869
Buildings [Member] | Over 1 month and up to 3 months [Member]
Lease associated to:
Total	3,429	3,672
Buildings [Member] | Over 3 months and up to 12 months [Member]
Lease associated to:
Total	12,412	15,954
Buildings [Member] | Over 1 year and up to 3 years [Member]
Lease associated to:
Total	25,178	30,707
Buildings [Member] | Over 3 years and up to 5 years [Member]
Lease associated to:
Total	18,205	19,172
Buildings [Member] | Over 5 years [Member]
Lease associated to:
Total	15,945	21,533
ATMs [Member]
Lease associated to:
Total	32,850	9,381
ATMs [Member] | Demand [Member]
Lease associated to:
Total
ATMs [Member] | Up to 1 month [Member]
Lease associated to:
Total	641	1,098
ATMs [Member] | Over 1 month and up to 3 months [Member]
Lease associated to:
Total	1,275	2,176
ATMs [Member] | Over 3 months and up to 12 months [Member]
Lease associated to:
Total	5,538	4,684
ATMs [Member] | Over 1 year and up to 3 years [Member]
Lease associated to:
Total	13,932	1,138
ATMs [Member] | Over 3 years and up to 5 years [Member]
Lease associated to:
Total	11,449	206
ATMs [Member] | Over 5 years [Member]
Lease associated to:
Total	$ 15	$ 79